Loan Portfolio and Allowance for Credit Losses - Loans on Non-Accrual Status and Past Due More than 90 Days (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	$ 18,765	$ 17,265
Non-accrual	1,907	1,535
Loans Past Due Over 89 Days Still Accruing	0	0
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	1,983	329
Non-accrual	0	0
Loans Past Due Over 89 Days Still Accruing	0	0
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	7	14
Non-accrual	0	0
Loans Past Due Over 89 Days Still Accruing	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	14,324	13,560
Non-accrual	1,622	1,394
Loans Past Due Over 89 Days Still Accruing	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	419	526
Non-accrual	11	0
Loans Past Due Over 89 Days Still Accruing	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	2,010	2,724
Non-accrual	245	123
Loans Past Due Over 89 Days Still Accruing	0	0
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Non-accrual With No Allowance for Credit Loss	22	112
Non-accrual	29	18
Loans Past Due Over 89 Days Still Accruing	$ 0	$ 0